Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Multistate Trust I
Entity Central Index Key	0001018972
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000001477 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Arizona Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NMARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$66	0.64%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Arizona Municipal Bond Fund returned 7.27% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Arizona Index, which returned 6.51%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of six years and longer.

•
Credit quality positioning, especially an overweight to non‑rated bonds, an underweight to AAA‑rated bonds, and exposure to long-duration A‑rated bonds.

•
Long-duration tax‑supported bonds, particularly dedicated‑tax bonds.

Top detractors from relative performance

•
Security selection.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.27%	0.63%	2.06%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Arizona Index	6.51%	1.26%	2.25%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 179,219,566
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 852,266
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$179,219,566

Total number of portfolio holdings	191

Portfolio turnover (%)	8%

Total management fees paid for the year	$852,266

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137693 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Arizona Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FZCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$169	1.64%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.64%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Arizona Municipal Bond Fund returned 6.31% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the S&P Municipal Bond Arizona Index, which returned 6.51%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of six years and longer.

•
Credit quality positioning, especially an overweight to non‑rated bonds, an underweight to AAA‑rated bonds, and exposure to long-duration A‑rated bonds.

•
Long-duration tax‑supported bonds, particularly dedicated‑tax bonds.

Top detractors from relative performance

•
Security selection.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.31%	(0.36)%	1.23%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Arizona Index	6.51%	1.26%	2.25%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 179,219,566
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 852,266
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$179,219,566

Total number of portfolio holdings	191

Portfolio turnover (%)	8%

Total management fees paid for the year	$852,266

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001474 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Arizona Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FAZTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$87	0.84%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Arizona Municipal Bond Fund returned 7.13% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Arizona Index, which returned 6.51%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of six years and longer.

•
Credit quality positioning, especially an overweight to non‑rated bonds, an underweight to AAA‑rated bonds, and exposure to long-duration A‑rated bonds.

•
Long-duration tax‑supported bonds, particularly dedicated‑tax bonds.

Top detractors from relative performance

•
Security selection.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.13%	0.44%	1.87%

Class A Shares at maximum sales charge (Offering Price)	2.61%	(0.42)%	1.43%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Arizona Index	6.51%	1.26%	2.25%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 179,219,566
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 852,266
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$179,219,566

Total number of portfolio holdings	191

Portfolio turnover (%)	8%

Total management fees paid for the year	$852,266

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001478 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Colorado Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FCOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$81	0.78%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Colorado Municipal Bond Fund returned 6.58% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Colorado Index, which returned 7.30%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Sector positioning, especially an overweight to incremental-tax bonds.

•
Credit quality positioning, especially an overweight to lower-rated bonds.

Top detractors from relative performance

•
Overweights to the health care and utility bond sectors and an underweight to the industrial development revenue bond sector.

•
Underweight to AAA-rated and non-rated bonds and an overweight to AA-rated bonds.

•
Security selection in the health care, housing and transportation bond sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.58%	0.44%	1.95%

Class A Shares at maximum sales charge (Offering Price)	2.06%	(0.42)%	1.52%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Colorado Index	7.30%	1.47%	2.69%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 481,804,907
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 2,292,454
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$481,804,907

Total number of portfolio holdings	257

Portfolio turnover (%)	12%

Total management fees paid for the year	$2,292,454

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137694 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Colorado Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FAFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$163	1.58%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.58%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Colorado Municipal Bond Fund returned 5.76% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Colorado Index, which returned 7.30%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Sector positioning, especially an overweight to incremental-tax bonds.

•
Credit quality positioning, especially an overweight to lower-rated bonds.

Top detractors from relative performance

•
Overweights to the health care and utility bond sectors and an underweight to the industrial development revenue bond sector.

•
Underweight to AAA-rated and non-rated bonds and an overweight to AA-rated bonds.

•
Security selection in the health care, housing and transportation bond sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	5.76%	(0.37)%	1.29%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Colorado Index	7.30%	1.47%	2.69%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 481,804,907
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 2,292,454
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$481,804,907

Total number of portfolio holdings	257

Portfolio turnover (%)	12%

Total management fees paid for the year	$2,292,454

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001481 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Colorado Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FCORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$60	0.58%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Colorado Municipal Bond Fund returned 6.78% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Colorado Index, which returned 7.30%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Sector positioning, especially an overweight to incremental-tax bonds.

•
Credit quality positioning, especially an overweight to lower-rated bonds.

Top detractors from relative performance

•
Overweights to the health care and utility bond sectors and an underweight to the industrial development revenue bond sector.

•
Underweight to AAA-rated and non-rated bonds and an overweight to AA-rated bonds.

•
Security selection in the health care, housing and transportation bond sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	6.78%	0.63%	2.14%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Colorado Index	7.30%	1.47%	2.69%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 481,804,907
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 2,292,454
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$481,804,907

Total number of portfolio holdings	257

Portfolio turnover (%)	12%

Total management fees paid for the year	$2,292,454

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001489 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Maryland Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NMMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$58	0.56%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Maryland Municipal Bond Fund returned 7.75% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Maryland Index, which returned 6.10%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of 10 years and longer and an underweight to bonds with durations under four years.

•
Credit quality positioning, especially overweights to non‑rated, A‑rated and BBB‑rated bonds.

Top detractors from relative performance

•
An underweight to bonds with durations between six and eight years.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.75%	0.81%	2.14%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Maryland Index	6.10%	1.06%	2.02%

Lipper Maryland Municipal Debt Funds Classification Average	7.16%	0.69%	1.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 268,408,054
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 1,242,934
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$268,408,054

Total number of portfolio holdings	200

Portfolio turnover (%)	11%

Total management fees paid for the year	$1,242,934

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137695 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Maryland Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	NACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$161	1.56%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.56%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Maryland Municipal Bond Fund returned 6.72% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Maryland Index, which returned 6.10%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of 10 years and longer and an underweight to bonds with durations under four years.

•
Credit quality positioning, especially overweights to non‑rated, A‑rated and BBB‑rated bonds.

Top detractors from relative performance

•
An underweight to bonds with durations between six and eight years.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.72%	(0.17)%	1.30%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Maryland Index	6.10%	1.06%	2.02%

Lipper Maryland Municipal Debt Funds Classification Average	7.16%	0.69%	1.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 268,408,054
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 1,242,934
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$268,408,054

Total number of portfolio holdings	200

Portfolio turnover (%)	11%

Total management fees paid for the year	$1,242,934

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001486 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Maryland Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	NMDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$79	0.76%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Maryland Municipal Bond Fund returned 7.55% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Maryland Index, which returned 6.10%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of 10 years and longer and an underweight to bonds with durations under four years.

•
Credit quality positioning, especially overweights to non-rated, A-rated and BBB-rated bonds.

Top detractors from relative performance

•
An underweight to bonds with durations between six and eight years.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.55%	0.63%	1.95%

Class A Shares at maximum sales charge (Offering Price)	3.00%	(0.24)%	1.51%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Maryland Index	6.10%	1.06%	2.02%

Lipper Maryland Municipal Debt Funds Classification Average	7.16%	0.69%	1.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 268,408,054
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 1,242,934
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$268,408,054

Total number of portfolio holdings	200

Portfolio turnover (%)	11%

Total management fees paid for the year	$1,242,934

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001490 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen New Mexico Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FNMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$86	0.83%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen New Mexico Municipal Bond Fund returned 7.36% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond New Mexico Index, which returned 5.64%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of 10 years and longer and an underweight to bonds with durations of eight years and shorter.

•
Credit quality positioning, especially an overweight to non‑rated bonds, an underweight to AA‑rated bonds, and exposure to long-duration A‑rated bonds.

Top detractors from relative performance

•
Sector positioning, especially an underweight to the housing bond sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.36%	0.72%	1.87%

Class A Shares at maximum sales charge (Offering Price)	2.83%	(0.14)%	1.43%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond New Mexico Index	5.64%	1.33%	2.05%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 71,005,360
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 345,805
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$71,005,360

Total number of portfolio holdings	80

Portfolio turnover (%)	16%

Total management fees paid for the year	$345,805

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137696 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen New Mexico Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FNCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$168	1.63%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.63%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen New Mexico Municipal Bond Fund returned 6.55% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond New Mexico Index, which returned 5.64%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of 10 years and longer and an underweight to bonds with durations of eight years and shorter.

•
Credit quality positioning, especially an overweight to non‑rated bonds, an underweight to AA‑rated bonds, and exposure to long-duration A‑rated bonds.

Top detractors from relative performance

•
Sector positioning, especially an underweight to the housing bond sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.55%	(0.06)%	1.23%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond New Mexico Index	5.64%	1.33%	2.05%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 71,005,360
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 345,805
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$71,005,360

Total number of portfolio holdings	80

Portfolio turnover (%)	16%

Total management fees paid for the year	$345,805

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001493 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen New Mexico Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FNMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$65	0.63%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen New Mexico Municipal Bond Fund returned 7.60% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond New Mexico Index, which returned 5.64%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of 10 years and longer and an underweight to bonds with durations of eight years and shorter.

•
Credit quality positioning, especially an overweight to non‑rated bonds, an underweight to AA‑rated bonds, and exposure to long-duration A‑rated bonds.

Top detractors from relative performance

•
Sector positioning, especially an underweight to the housing bond sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.60%	0.91%	2.07%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond New Mexico Index	5.64%	1.33%	2.05%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 71,005,360
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 345,805
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$71,005,360

Total number of portfolio holdings	80

Portfolio turnover (%)	16%

Total management fees paid for the year	$345,805

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001497 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Pennsylvania Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NBPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$63	0.60%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Pennsylvania Municipal Bond Fund returned 8.33% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Pennsylvania Index, which returned 6.74%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Credit quality positioning, especially an overweight to non-rated bonds.

•
Sector positioning, especially an overweight to health care bonds.

Top detractors from relative performance

•
An overweight to pre-refunded bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	8.33%	0.81%	2.17%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Pennsylvania Index	6.74%	1.15%	2.42%

Lipper Pennsylvania Municipal Debt Funds Classification Average	7.19%	0.56%	1.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 363,803,196
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 1,744,427
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$363,803,196

Total number of portfolio holdings	251

Portfolio turnover (%)	16%

Total management fees paid for the year	$1,744,427

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137697 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Pennsylvania Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FPCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$166	1.60%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.60%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Pennsylvania Municipal Bond Fund returned 7.26% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Pennsylvania Index, which returned 6.74%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Credit quality positioning, especially an overweight to non-rated bonds.

•
Sector positioning, especially an overweight to health care bonds.

Top detractors from relative performance

•
An overweight to pre-refunded bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	7.26%	(0.18)%	1.32%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Pennsylvania Index	6.74%	1.15%	2.42%

Lipper Pennsylvania Municipal Debt Funds Classification Average	7.19%	0.56%	1.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 363,803,196
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 1,744,427
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$363,803,196

Total number of portfolio holdings	251

Portfolio turnover (%)	16%

Total management fees paid for the year	$1,744,427

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001494 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Pennsylvania Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FPNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$83	0.80%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Pennsylvania Municipal Bond Fund returned 8.12% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Pennsylvania Index, which returned 6.74%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Credit quality positioning, especially an overweight to non-rated bonds.

•
Sector positioning, especially an overweight to health care bonds.

Top detractors from relative performance

•
An overweight to pre-refunded bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	8.12%	0.62%	1.97%

Class A Shares at maximum sales charge (Offering Price)	3.59%	(0.24)%	1.53%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Pennsylvania Index	6.74%	1.15%	2.42%

Lipper Pennsylvania Municipal Debt Funds Classification Average	7.19%	0.56%	1.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 363,803,196
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 1,744,427
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$363,803,196

Total number of portfolio holdings	251

Portfolio turnover (%)	16%

Total management fees paid for the year	$1,744,427

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001498 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Virginia Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FVATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$75	0.72%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Virginia Municipal Bond Fund returned 7.18% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Virginia Index, which returned 6.53%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of eight years and longer and an underweight to bonds with durations of four years and shorter.

•
Credit quality positioning, especially overweights to non-rated, A-rated and BBB-rated bonds.

•
An underweight to the tax-backed bond sector and overweights to the transportation and hospital bond sectors.

Top detractors from relative performance

•
Tobacco bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.18%	0.41%	1.82%

Class A Shares at maximum sales charge (Offering Price)	2.71%	(0.45)%	1.39%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Virginia Index	6.53%	1.10%	2.15%

Lipper Virginia Municipal Debt Funds Classification Average	7.18%	0.39%	1.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 573,126,989
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 2,663,673
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$573,126,989

Total number of portfolio holdings	254

Portfolio turnover (%)	10%

Total management fees paid for the year	$2,663,673

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000137698 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Virginia Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FVCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$157	1.52%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.52%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Virginia Municipal Bond Fund returned 6.33% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the S&P Municipal Bond Virginia Index, which returned 6.53%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of eight years and longer and an underweight to bonds with durations of four years and shorter.

•
Credit quality positioning, especially overweights to non‑rated, A‑rated and BBB‑rated bonds.

•
An underweight to the tax‑backed bond sector and overweights to the transportation and hospital bond sectors.

Top detractors from relative performance

•
Tobacco bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.33%	(0.39)%	1.17%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Virginia Index	6.53%	1.10%	2.15%

Lipper Virginia Municipal Debt Funds Classification Average	7.18%	0.39%	1.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 573,126,989
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 2,663,673
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$573,126,989

Total number of portfolio holdings	254

Portfolio turnover (%)	10%

Total management fees paid for the year	$2,663,673

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001501 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Virginia Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$54	0.52%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Virginia Municipal Bond Fund returned 7.49% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Virginia Index, which returned 6.53%.

Top contributors to relative performance

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Duration positioning, especially an overweight to bonds with durations of eight years and longer and an underweight to bonds with durations of four years and shorter.

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Credit quality positioning, especially overweights to non‑rated, A‑rated and BBB‑rated bonds.

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An underweight to the tax‑backed bond sector and overweights to the transportation and hospital bond sectors.

Top detractors from relative performance

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Tobacco bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.49%	0.62%	2.02%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Virginia Index	6.53%	1.10%	2.15%

Lipper Virginia Municipal Debt Funds Classification Average	7.18%	0.39%	1.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 573,126,989
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 2,663,673
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2026)

Fund net assets	$573,126,989

Total number of portfolio holdings	254

Portfolio turnover (%)	10%

Total management fees paid for the year	$2,663,673

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

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